SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                            DWS Strategic Income Fund

The following information revises similar disclosure for the above fund in "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

  Andrew P. Cestone                        Matthew F. MacDonald
  Managing Director of Deutsche Asset      Director of Deutsche Asset
  Management and Lead Portfolio Manager    Management and Portfolio Manager of
  of the fund.                             the fund.
   o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
     in March 1998 and the fund in            and the fund in 2006 after 14
     2002.                                    years of fixed income experience
   o Head of High Yield.                      at Bank of America Global
   o Previous experience includes five        Structured Products and PPM
     years as an investment analyst at        America, Inc., where he was
     Phoenix Investment Partners and as       portfolio manager for public
     a credit officer in the                  fixed income, including MBS, ABS,
     asset-based lending group at Fleet       CDOs and corporate bonds;
     Financial Group.                         earlier, as an analyst for MBS,
   o BA, University of Vermont.               ABS and money markets; and
                                              originally, at Duff & Phelps
  William Chepolis, CFA                       Credit Rating Company.
  Managing Director of Deutsche Asset       o Portfolio Manager for Retail
  Management and Portfolio Manager of         Mortgage Backed Securities: New
  the fund.                                   York.
   o Joined Deutsche Asset Management       o BA, Harvard University; MBA,
     in 1998 after 13 years of                University of Chicago Graduate
     experience as vice president and         School of Business.
     portfolio manager for Norwest Bank
     where he managed the bank's fixed
     income and foreign exchange
     portfolios.
   o Portfolio Manager for Retail
     Mortgage Backed Securities:
     New York.
   o Joined the fund in 2005.
   o BIS, University of Minnesota.



               Please Retain This Supplement for Future Reference

                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

July 7, 2006
DSIF-3601